ON Nasdaq-100 Index Portfolio
ON Nasdaq-100<sup>®</sup> Index Portfolio
Investment Objective
Seeks long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON Nasdaq-100 Index Portfolio ON Nasdaq-100 Index Portfolio USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON Nasdaq-100 Index Portfolio ON Nasdaq-100 Index Portfolio
Management Fees	0.36%
Distribution and/or Service (12b-1) Fees	none
Other expenses	0.05%
Total Annual Fund Operating Expenses	0.41%

Example.
This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
ON Nasdaq-100 Index Portfolio | ON Nasdaq-100 Index Portfolio | USD ($)	42	132	230	518

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Portfolio invests more than 80% of the Portfolio’s net assets (plus borrowings for investment purposes, if any) in the common stocks of companies that are included in the Nasdaq-100® Index (the “Index”). In seeking to track the Index, the sub-adviser attempts to allocate the Portfolio’s investments among stocks in approximately the same weightings as the Index. The Portfolio is rebalanced periodically in accordance with the quarterly scheduled index share adjustment procedures of the Index, and as warranted by the Portfolio’s cash flow activity. The Portfolio may buy and sell Nasdaq-100® Index futures contracts in furtherance of its strategy.

The Portfolio operates as a non-diversified fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and may invest, overall, in a smaller number of issuers than a diversified fund. The Portfolio does not attempt to hold all of the stocks represented in the Nasdaq-100® Index. The Index is a modified capitalization-weighted index. That means the stocks of larger companies count for more in the Index than do the stocks of smaller companies. While it is composed of 100 of the largest non-financial companies listed on the national market tier of the Nasdaq Stock Market, its capitalization weighting gives a small number (less than 10) of the 100 stocks a majority of the market value of the Index. Thus, the Adviser believes the Portfolio can replicate the Index without owning all 100 stocks. The market capitalization of the Index as of December 31, 2018, ranged from $10.16 billion to $785.03 billion.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.
Principal Risks
There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Non-Diversification Risk — The Portfolio is a non-diversified fund. This Portfolio is not limited by the diversification standards that restrict the other Portfolios (as to at least 75% of their assets) to not invest more than 5% of assets in the securities of any one issuer. Several individual stocks represented in the Nasdaq-100® Index each comprises substantially more than 5% of the market value of the Index. Changes in the prices of one or a few stocks can greatly affect the net asset value of the Portfolio, either up or down.

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Tracking Risk — The Portfolio’s return may not match the return of the Index for a number of reasons, including: the Portfolio incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Portfolio may not be fully invested at times; the performance of the Portfolio and the Index may vary due to asset valuation differences and differences between the Portfolio’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Portfolio’s tracking error to be higher than would be the case if the Portfolio purchased all of the securities in the Index.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 21.03%. That was the quarter ended on March 31, 2012. The lowest return for a quarter was -16.88%. That was the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.
Average Annual Total Returns<br/>As of December 31, 2018
Average Annual Total Returns - ON Nasdaq-100 Index Portfolio	1 Year	5 Years	10 Years
ON Nasdaq-100 Index Portfolio	(0.42%)	12.77%	18.66%
Nasdaq-100® Index	0.04%	13.34%	19.29%